Provision for Income Taxes - Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Statutory income tax in the Netherlands	25.00%	25.00%	25.50%
Rate differential local statutory rates versus statutory rate of the Netherlands	64.00%	(15.70%)	1.60%
Net change in valuation allowance	(178.00%)	12.70%	(16.70%)
Prior year adjustments	5.20%	(2.00%)	(1.60%)
Non-taxable income	41.60%	(10.80%)	0.70%
Non-tax-deductible expenses/losses	(69.60%)	19.60%	(12.30%)
Other taxes and tax rate changes	18.20%	(1.00%)	0.10%
Withholding taxes	(7.60%)	6.90%	(4.10%)
Unrecognized tax benefits	(24.80%)	(1.00%)	(2.50%)
Tax incentives	122.00%	(12.70%)	2.50%
Effective tax rate	(4.00%)	21.00%	(6.80%)